Securities Act of 1933 File No. 33-73140
                                Investment Company Act of 1940 File No. 811-8220


                        ING VP HIGH YIELD BOND PORTFOLIO


                        SUPPLEMENT DATED FEBRUARY 5, 2003
                                 TO THE CLASS R
                     ING VARIABLE PRODUCTS TRUST PROSPECTUS
                                DATED MAY 1, 2002


     Effective immediately, the section entitled the "Management of the Portfolios - VP High Yield Bond Portfolio" on page 21 of the prospectus is amended to read:

VP HIGH YIELD BOND PORTFOLIO

This Fund is managed by a team of investment professionals.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                        Securities Act of 1933 File No. 33-73140
                                Investment Company Act of 1940 File No. 811-8220


                        ING VP HIGH YIELD BOND PORTFOLIO


                        SUPPLEMENT DATED FEBRUARY 5, 2003
                                 TO THE CLASS S
                     ING VARIABLE PRODUCTS TRUST PROSPECTUS
                                DATED MAY 1, 2002

     Effective immediately, the section entitled "Management of the Portfolios - VP High Yield Bond Portfolio" on page 35 and 36 of the prospectus is amended to read:

VP HIGH YIELD BOND PORTFOLIO

This Portfolio is managed by a team of investment professionals.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE